Consolidated Balance Sheets Balance Sheet Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 1.5	$ 1.8
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200	200
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100